Stock-Based Compensation (Summary of Company's Preferred Stock Unit Activity) (Details) - Performance Share Units [member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	191,366	195,569
Expired	(187,162)
Vested - share issuance	(4,204)	(4,203)
Ending balance, Number		191,366